LEASES - Carrying amounts of the right-of-use assets and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Balance at beginning	$ 317.1
Balance at end	524.3	$ 317.1
Right-of-use depreciation expenses included in cost of goods sold	4.0	2.1	$ 1.7
Land
Right-of-use assets
Balance at beginning	0.2
Balance at end	0.2	0.2
Buildings
Right-of-use assets
Balance at beginning	302.3
Balance at end	508.5	302.3
Machinery and equipment
Right-of-use assets
Balance at beginning	14.6
Balance at end	15.6	14.6
Right-of-use assets
Right-of-use assets
Balance at beginning	317.1
Balance at end	524.3	317.1
Gross inventories | Land
Right-of-use assets
Balance at beginning	0.2	0.2
Additions	0.1	0.0
Modifications	0.0	0.0
Disposal of subsidiary	0.0
Translation differences	0.0	0.0
Balance at end	0.3	0.2	0.2
Gross inventories | Buildings
Right-of-use assets
Balance at beginning	538.9	359.7
Additions	279.7	175.7
Modifications	22.9	(0.8)
Disposal of subsidiary	(5.7)
Translation differences	(31.5)	4.3
Balance at end	804.3	538.9	359.7
Gross inventories | Machinery and equipment
Right-of-use assets
Balance at beginning	55.0	50.7
Additions	8.6	7.4
Modifications	0.4	(5.1)
Disposal of subsidiary	0.0
Translation differences	(3.9)	2.0
Balance at end	60.1	55.0	50.7
Gross inventories | Right-of-use assets
Right-of-use assets
Balance at beginning	594.1	410.6
Additions	288.4	183.1
Modifications	23.3	(5.9)
Disposal of subsidiary	(5.7)
Translation differences	(35.4)	6.3
Balance at end	864.7	594.1	410.6
Accumulated depreciations | Land
Right-of-use assets
Balance at beginning	0.0	0.0
Additions		0.0
Modifications	0.0	0.0
Disposal of subsidiary	0.0
Translation differences	0.0	0.0
Balance at end	(0.1)	0.0	0.0
Right-of-use depreciation expenses included in cost of goods sold	0.1
Accumulated depreciations | Buildings
Right-of-use assets
Balance at beginning	(236.6)	(190.8)
Additions		79.0
Modifications	(39.3)	(35.5)
Disposal of subsidiary	(3.9)
Translation differences	(12.9)	2.2
Balance at end	(295.8)	(236.6)	(190.8)
Right-of-use depreciation expenses included in cost of goods sold	115.3
Accumulated depreciations | Machinery and equipment
Right-of-use assets
Balance at beginning	(40.4)	(36.2)
Additions		8.4
Modifications	(2.2)	(5.6)
Disposal of subsidiary	0.0
Translation differences	(3.0)	1.4
Balance at end	(44.5)	(40.4)	(36.2)
Right-of-use depreciation expenses included in cost of goods sold	9.3
Accumulated depreciations | Right-of-use assets
Right-of-use assets
Balance at beginning	(277.0)	(227.0)
Additions		87.4
Modifications	(41.5)	(41.1)
Disposal of subsidiary	(3.9)
Translation differences	(15.9)	3.7
Balance at end	(340.4)	$ (277.0)	$ (227.0)
Right-of-use depreciation expenses included in cost of goods sold	$ 124.7